Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 215	$ 145
Interest cost	284	303
Expected return on plan assets, net of expenses	(450)	(462)
Prior service cost amortization	2	0
Amortization of actuarial losses	95	55
Net periodic benefit costs	146	41
Pension costs capitalized	44	43
Pension Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	68	72
Pension Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	24	29
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	70	55
Interest cost	57	60
Prior service cost amortization	2	0
Amortization of actuarial losses	5	7
Net periodic benefit costs	134	122
Pension costs charged to regulatory assets	17	39
Pension costs capitalized	45	34
Post-Retirement and Post-Employment Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	133	121
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	71	$ 48
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member] | 2020-2022 Transmission Decision [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	$ 22